6. STOCK OPTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Stock Options
6. STOCK OPTIONS

The Company’s 1995 Stock Plan (the “Plan”) has expired pursuant to its terms, so zero shares remained available for issuance at March 31, 2018. The Plan allowed for the issuance of incentive stock options, nonqualified stock options, and stock purchase rights. The exercise price of options was determined by the Company’s board of directors, but incentive stock options were granted at an exercise price equal to the fair market value of the Company’s common stock as of the grant date. Options historically granted have generally become exercisable after four years and expire ten years from the date of grant.

As of March 31, 2018, the Company has issued and outstanding options to purchase a total of 116 shares of common stock pursuant to the Plan, at a weighted average exercise price of $37,090 per share.

The fair value of stock options is estimated using the Black-Scholes option pricing model. No options were issued during the period ended March 31, 2018.

Stock option activity for March 31, 2018 as follows:

	2018
		Weighted Average
	Shares	Exercise Price
Outstanding at beginning of year	116	$37,090
Options granted	—	$—
Options exercised	—	$—
Options expired/forfeited	—	$—
Outstanding at end of the period	116	$37,090

The Company’s 1995 Stock Plan (the “Plan”) has expired pursuant to its terms, so zero shares remained available for issuance at December 31, 2017 and 2016. The Plan allowed for the issuance of incentive stock options, nonqualified stock options, and stock purchase rights. The exercise price of options was determined by the Company’s board of directors, but incentive stock options were granted at an exercise price equal to the fair market value of the Company’s common stock as of the grant date. Options historically granted have generally become exercisable over four years and expire ten years from the date of grant.

As of December 31, 2017, the Company has issued and outstanding options to purchase a total of 116 shares of common stock pursuant to the Plan, at a weighted average exercise price of $37,090 per share.

The fair value of stock options granted in the year ended December 31, 2017 were estimated using the Black-Scholes option pricing model. No options were issued during the year ended December 31, 2017.

Stock option activity for December 31, 2017 and 2016 as follows:

	2016
		Weighted Average
	Shares	Exercise Price
Outstanding at beginning of year	132	$36,000
Options granted	-	$-
Options exercised	-	$-
Options expired/forfeited	(7)	$74,160
Outstanding at end of year	125	$37,920
Options available for issue	-

	2017
		Weighted Average
	Shares	Exercise Price
Outstanding at beginning of year	125	$37,920
Options granted	-	$-
Options exercised	-	$-
Options expired/forfeited	(7)	$48,613
Outstanding at end of year	118	$37,090
Options available for issue	-

		Weighted Average
	Shares	Exercise Price
Options Vested as of December 31, 2016	117	$38,640
Options vested in 2017	-	$-
Options vested as of December 31, 2017	117	$38,640

		Weighted Average
	Shares	Exercise Price
Options Unvested as of December 31, 2016	8	$39,200
Options vested in 2017	(-)	$-
Options expired/forfeited in 2017	(7)	$48,613
Options Unvested as of December 31, 2017	1